Consolidated Statement of Changes In Equity - USD ($)	Consumer Business [member] Issued capital [member]	Consumer Business [member] Share premium [member]	Consumer Business [member] Retained earnings [member]	Consumer Business [member] Reserve of exchange differences on translation [member]	Consumer Business [member]	Issued capital [member] [1]	Share premium [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Total
Beginning balance at Dec. 31, 2015					$ 106,579,000
Statement Line Items [Line Items]
Net income (loss)					(8,106,000)					$ (8,106,000)
Other comprehensive income (loss)					(667,000)
Total comprehensive income (loss)					(8,773)					(8,773,000)
Net equity transactions with Otello Corporation ASA					(497,000)
hare-based payments					768,000
Ending balance at Nov. 03, 2016					98,077,000
Beginning balance at Jul. 25, 2016
Statement Line Items [Line Items]
Net income (loss)								(7,704,000)		(7,704,000)
Other comprehensive income (loss)									(630,000)	(630,000)
Total comprehensive income (loss)								(7,704,000)	(630,000)	(8,334,000)
Ending balance at Dec. 31, 2016						19,025,000	557,506,000	(7,704,000)	(630,000)	568,197,000
Statement Line Items [Line Items]
Contributed equity						19,025,000	557,506,000			576,531,000
Beginning balance at Nov. 03, 2016					$ 98,077,000
Ending balance at Dec. 31, 2016						19,025,000	557,506,000	(7,704,000)	(630,000)	568,197,000
Statement Line Items [Line Items]
Net income (loss)								6,064,000		6,064,000
Other comprehensive income (loss)									2,235,000	2,235,000
Total comprehensive income (loss)								6,064,000	2,235,000	8,299,000
hare-based payments								7,006,000		7,006,000
Ending balance at Dec. 31, 2017						19,025,000	557,506,000	5,366,000	1,605,000	583,503,000
Statement Line Items [Line Items]
Net income (loss)								35,160,000		35,160,000
Other comprehensive income (loss)									(1,289,000)	(1,289,000)
Total comprehensive income (loss)								35,160,000	(1,289,000)	33,871,000
hare-based payments								6,439,000		6,439,000
Ending balance at Dec. 31, 2018						22,012,000	716,700,000	36,432,000	316,000	775,460,000
Statement Line Items [Line Items]
Contributed equity						2,987,000	164,069,000			167,056,000
Impact of new accounting standards (Note 3) at Dec. 31, 2017								(629,000)		(629,000)
Beginning balance at Dec. 31, 2017						$ 19,025,000	557,506,000	4,737,000	$ 1,605,000	582,874,000
Statement Line Items [Line Items]
Business combination with entity under common control (Note 28)								$ (9,904,000)		(9,904,000)
Acquisition of treasury shares (Notes 18 and 26)							$ (4,875,000)			$ (4,875,000)

[1]	Opera Limited, the Group's parent, was established in 2018. The amount of share capital in prior periods reflects the share capital of the parent at the time of incorporation, as if the share capital was contributed in 2016.?